Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Composition of Assets, Grouped by Major Classifications

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2016	2015
	$ in thousands
Cost:
Machinery and equipment	51,968	51,070
Leasehold improvements	51,688	45,808
Land and buildings	12,153	13,334
Office furniture, equipment	15,472	15,792
Computer equipment	61,257	55,872
Vehicles	404	398

	192,942	182,274
Less - accumulated depreciation and amortization	130,567	123,292

	62,375	58,982